UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2012

Date of reporting period: 03/31/2012

Item 1. Report to Stockholders.

ANNUAL REPORT
March 31, 2012

NICHOLAS FUND, INC.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS FUND, INC.

April 2012

Report to Fellow Shareholders:

     For the fiscal year ended March 31, 2012, Nicholas Fund produced a 7.40% total return compared to 8.54% for the Standard & Poor’s 500 Index. However, our relative performance for all other time periods listed in the table below is favorable.

     At March 31, 2012, Nicholas Fund was fully invested with 5.45% cash. The diversified portfolio consisted of 51 equities. The top ten holdings and sector diversification are included within this report. Sector overweighting in consumer discretionary helped our performance versus the S&P 500 Index while our underweighting in information technology was a detractor. O’Reilly Automotive, MasterCard, W.W. Grainger, Philip Morris International and Ball Corp. were stocks that helped performance while Inergy, Oshkosh Corp. and Leucadia National hurt performance.

     Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the period ended March 31, 2012.

		Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year	Life(1)
Nicholas Fund, Inc	7.40%	26.94%	5.49%	5.47%	10.70%
Standard & Poor’s 500 Index	8.54%	23.42%	2.01%	4.12%	9.82%
Consumer Price Index	2.65%	2.53%	2.22%	2.53%	4.38%
Ending value of $10,000 invested
in Nicholas Fund, Inc	$10,740	$20,454	$13,065	$17,033	$769,243
Fund’s Expense Ratio (from the 03/31/12 Financial Highlights): 0.75%
Fund’s Expense Ratio (from 07/31/11 Prospectus): 0.76%
Fund’s Expense Ratio (from 07/31/11 Prospectus
including Acquired Funds Fees and Expenses): 0.89%(2)

(1) The life of the Fund is 42.7 years from the date of its initial public offering, July 14, 1969. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

(2) The expense ratio does not correlate to the ratio of expenses to average net assets provided in the Fund’s financial highlights. The financial highlights reflect the operating expenses of the Fund and do not include the indirect expenses incurred as a result of acquiring investments in shares of one or more other investment companies (Acquired Fund Fees and Expenses).

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

     The economic recovery from the “Great Recession” of 2008-2009 has been slow and uneven. We would describe the economic outlook as positive but fragile. Of most concern in the United States is high unemployment, $4.00 per gallon gas prices, the U.S. Government’s unsustainable debt level and excessive spending and the depressed real estate industry. On the other hand, corporate profits have been strong, and the Federal Reserve has continued to keep interest rates low. In fact, we are currently in a global easing cycle to reduce short-term interest rates. There is plenty of money around for investment. As long as inflation stays low, as at present, the Federal Reserve intends to stay accommodative.

     The stock market has been plodding along, much like the economy. Stock picking has become more important as the bull market has matured. The November election is an unknown factor causing investors to be cautious. One plus for stocks is the unattractiveness of bonds, especially high-quality bonds.

     I have had the responsibility and pleasure of being the Portfolio Manager since the start of Nicholas Fund, which went public on July 14, 1969. Our investment philosophy is the same. Our investment management fees combined with other expenses remain low, and at 0.75% of assets managed, we believe our total expense ratio is very competitive. This should enable us to achieve better investment results.

     Thank you for entrusting your money with the Nicholas Company investment professionals. We treat your investment with great care and concern. We are, in fact, invested with you.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against loss in a declining market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NICHOLAS FUND, INC. AND S&P 500 INDEX

     The line graph which follows compares the initial account value and subsequent account value at the end of each of the most recently completed ten fiscal years of the Fund, to the same investment over the same periods in the S&P 500 Index. The graph assumes a $10,000 investment in the Fund and the index at the beginning of the period.

     The Fund’s average annual total returns for the one-, five- and ten-year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended	Five Years Ended	Ten Years Ended
	March 31, 2012	March 31, 2012	March 31, 2012
Average Annual Total Return	7.40%	5.49%	5.47%

     Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights (NICSX)
For a share outstanding throughout each period

		Years Ended March 31,
	2012	2011	2010	2009	2008
NET ASSET VALUE, BEGINNING OF PERIOD	$48.18	$44.00	$27.71	$45.03	$57.85
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income	.14	.09	.04	.18	.21
Net gain (loss) on securities
(realized and unrealized)	3.07	7.87	16.34	(12.72)	(2.85)
Total from investment operations	3.21	7.96	16.38	(12.54)	(2.64)
LESS DISTRIBUTIONS
From net investment income	(.19)	(.03)	(.09)	(.17)	(.23)
From net capital gain	(3.35)	(3.75)	—	(4.61)	(9.95)
Total distributions	(3.54)	(3.78)	(.09)	(4.78)	(10.18)
NET ASSET VALUE, END OF PERIOD	$47.85	$48.18	$44.00	$27.71	$45.03

TOTAL RETURN	7.40%	19.62%	59.21%	(31.70)%	(6.47)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1,686.5	$1,673.9	$1,513.1	$1,033.2	$1,690.7
Ratio of expenses to average net assets	.75%	.76%	.78%	.77%	.75%
Ratio of net investment income
to average net assets	.31%	.20%	.11%	.50%	.37%
Portfolio turnover rate	20.60%	22.10%	27.84%	31.79%	31.18%

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
March 31, 2012 (unaudited)

Percentage
Name	of Net Assets
Affiliated Managers Group, Inc	5.05%
MasterCard Incorporated – Class A	3.99%
O’Reilly Automotive, Inc	3.75%
Philip Morris International Inc	3.68%
W.W. Grainger, Inc	3.55%
Valeant Pharmaceuticals International, Inc	3.50%
Ball Corporation	3.31%
Gilead Sciences, Inc	2.90%
Kinder Morgan Management, LLC	2.88%
Walgreen Co	2.88%
Total of top ten	35.49%

Sector Diversification (as a percentage of portfolio)
March 31, 2012 (unaudited)

Fund Expenses

For the six month period ended March 31, 2012 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	09/30/11	03/31/12	10/01/11 - 03/31/12
Actual	$1,000.00	$1,243.30	$4.23
Hypothetical	1,000.00	1,021.23	3.81
(5% return before expenses)

*

Expenses are equal to the Fund’s six-month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182 then divided by 367 to reflect the one-half year period.

Schedule of Investments
March 31, 2012

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.55%
	Consumer Discretionary – Automobiles & Components — 2.21%
1,150,000	Johnson Controls, Inc	$37,352,000
	Consumer Discretionary – Durables & Apparel — 0.37%
100,000	Deckers Outdoor Corporation*	6,305,000
	Consumer Discretionary – Media — 1.30%
346,500	Morningstar, Inc	21,846,825
	Consumer Discretionary – Retailing — 12.71%
1,378,600	Aaron’s, Inc	35,705,740
669,100	Jos. A. Bank Clothiers, Inc.*	33,729,331
965,000	LKQ Corporation*	30,079,050
692,476	O’Reilly Automotive, Inc.*	63,257,682
816,160	Penske Automotive Group, Inc	20,102,021
684,786	Sally Beauty Company, Inc.*	16,982,693
305,000	Signet Jewelers Limited	14,420,400
		214,276,917
	Consumer Staples – Food & Staples Retailing — 2.88%
1,450,000	Walgreen Co	48,560,500
	Consumer Staples – Food, Beverage & Tobacco — 4.89%
700,000	Philip Morris International Inc	62,027,000
774,800	Seneca Foods Corporation – Class A* +	20,408,232
		82,435,232
	Energy — 5.15%
350,000	Apache Corporation	35,154,000
187,380	Inergy, L.P	3,067,411
651,108	Kinder Morgan Management, LLC*	48,592,181
		86,813,592
	Financials – Banks — 1.82%
900,000	Wells Fargo & Company	30,726,000
	Financials – Diversified — 7.50%
761,174	Affiliated Managers Group, Inc.*	85,106,865
82,463	Duff & Phelps Corporation – Class A	1,281,475
1,534,785	Leucadia National Corporation	40,057,889
		126,446,229
	Financials – Insurance — 2.13%
900,000	Loews Corporation	35,883,000
	Financials – Real Estate — 2.36%
1,250,000	CBRE Group Inc.*	24,950,000
1,520,950	Cohen & Steers Quality Income Realty Fund, Inc	14,935,729
		39,885,729

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
March 31, 2012

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.55% (continued)
	Health Care – Equipment & Services — 5.00%
270,000	C.R. Bard, Inc	$26,654,400
557,500	Covidien plc	30,484,100
150,000	DaVita, Inc.*	13,525,500
265,100	Sirona Dental Systems, Inc.*	13,663,254
		84,327,254
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 12.85%
1,000,000	Gilead Sciences, Inc.*	48,850,000
154,400	Mettler-Toledo International Inc.*	28,525,400
750,000	Teva Pharmaceutical Industries Ltd	33,795,000
825,688	Thermo Fisher Scientific Inc	46,552,289
1,100,000	Valeant Pharmaceuticals International, Inc.*	59,059,000
		216,781,689
	Industrials – Capital Goods — 10.11%
375,000	A.O. Smith Corporation	16,856,250
150,000	Eaton Corporation	7,474,500
485,889	Oshkosh Corporation*	11,258,048
721,100	Snap-on Incorporated	43,965,467
278,910	W.W. Grainger, Inc	59,912,657
723,695	Woodward Inc	30,995,857
		170,462,779
	Industrials – Commercial & Professional Services — 5.15%
1,583,000	Copart, Inc.*	41,268,810
775,303	Healthcare Services Group, Inc	16,490,695
950,000	Republic Services, Inc	29,032,000
		86,791,505
	Industrials – Transportation — 1.95%
500,000	Kirby Corporation*	32,895,000
	Information Technology – Hardware & Equipment — 1.19%
856,700	Molex Incorporated – Class A	20,089,615
	Information Technology – Semiconductors
	& Semiconductor Equipment — 0.77%
350,000	Microchip Technology Incorporated	13,020,000
	Information Technology – Software & Services — 7.46%
563,300	Fiserv, Inc.*	39,087,387
160,000	MasterCard Incorporated – Class A	67,286,400
300,000	Paychex, Inc	9,297,000
220,700	Solera Holdings, Inc	10,127,923
		125,798,710

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
March 31, 2012

Shares or
Principal
Amount		Value
COMMON STOCKS — 94.55% (continued)
	Materials — 6.75%
350,000	AptarGroup, Inc	$19,169,500
1,300,000	Ball Corporation	55,744,000
443,725	Stepan Company	38,959,055
		113,872,555
	TOTAL COMMON STOCKS (cost $1,008,196,699)	1,594,570,131
SHORT-TERM INVESTMENTS — 5.51%
	Commercial Paper – 5.34%
$5,025,000	Citigroup Funding Inc. 04/02/12, 0.28%	5,025,000
2,875,000	Devon Energy Corporation 04/02/12, 0.30%	2,875,000
2,100,000	Integrys Energy Group, Inc. 04/02/12, 0.42%	2,100,000
3,000,000	Leggett & Platt, Incorporated 04/03/12, 0.36%	2,999,970
5,000,000	Bacardi Corporation 04/04/12, 0.42%	4,999,883
5,875,000	Wisconsin Energy Corporation 04/04/12, 0.26%	5,874,915
3,000,000	Anheuser-Busch InBev Worldwide Inc. 04/05/12, 0.25%	2,999,937
5,800,000	Citigroup Funding Inc. 04/09/12, 0.40%	5,799,549
1,925,000	Integrys Energy Group, Inc. 04/09/12, 0.37%	1,924,862
5,075,000	Leggett & Platt, Incorporated 04/10/12, 0.32%	5,074,639
4,000,000	Bacardi Corporation 04/11/12, 0.42%	3,999,580
3,075,000	Rockwell Automation, Inc. 04/12/12, 0.23%	3,074,804
5,950,000	Integrys Energy Group, Inc. 04/13/12, 0.44%	5,949,200
5,000,000	Diageo Capital plc 04/16/12, 0.43%	4,999,164
4,875,000	Citigroup Funding Inc. 04/17/12, 0.37%	4,874,248
4,900,000	Bacardi U.S.A., Inc. 04/18/12, 0.43%	4,899,064
5,175,000	Clorox Company (The) 04/19/12, 0.43%	5,173,949
5,000,000	BMW US Capital, LLC 04/20/12, 0.30%	4,999,250
7,725,000	Leggett & Platt, Incorporated 04/25/12, 0.32%	7,723,421
4,725,000	Diageo Capital plc 04/26/12, 0.45%	4,723,582
		90,090,017
	Variable Rate Security – 0.17%
2,800,636	American Family Financial Services, Inc.(1) 04/02/12, 0.10%	2,800,636
	TOTAL SHORT-TERM INVESTMENTS (cost $92,890,653)	92,890,653

	TOTAL INVESTMENTS (cost $1,101,087,352) — 100.06%	1,687,460,784

	LIABILITIES, NET OF OTHER ASSETS — (.06)%	(977,601)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) — 100%	$1,686,483,183

+   This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)

*    Non-income producing security.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2012

ASSETS
Investments in securities at value —
Nonaffiliated issuers (cost $1,083,154,022) —
see accompanying schedule of investments	$1,667,052,552
Affiliated issuers (cost $17,933,330) —
see accompanying schedule of investments (Note 4)	20,408,232
Total investments	1,687,460,784
Receivables —
Investment securities sold	7,803,790
Dividend and interest	1,276,065
Capital stock subscription	42,608
Total receivables	9,122,463
Other	120,282
Total assets	1,696,703,529

LIABILITIES
Payables —
Investment securities purchased	9,016,105
Due to adviser —
Management fee	958,155
Accounting and administrative fee	36,684
Total due to adviser	994,839
Other payables and accrued expense	209,402
Total liabilities	10,220,346
Total net assets	$1,686,483,183

NET ASSETS CONSIST OF
Paid in capital	$1,069,702,968
Net unrealized appreciation on investments	586,373,432
Accumulated undistributed net realized gain on investments	29,903,725
Accumulated undistributed net investment income	503,058
Total net assets	$1,686,483,183

NET ASSET VALUE PER SHARE ($.50 par value,
200,000,000 shares authorized), offering price
and redemption price (35,247,831 shares outstanding)	$47.85

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended March 31, 2012

INCOME
Dividend (net of foreign taxes of $129,922)	$16,585,018
Interest	319,834
Total income	16,904,852

EXPENSES
Management fee	10,425,812
Transfer agent fees	692,598
Accounting and administrative fees	399,064
Postage and mailing	156,412
Custodian fees	80,129
Insurance	75,169
Printing	63,906
Registration fees	31,272
Audit and tax fees	27,200
Directors’ fees	20,850
Accounting system and pricing service fees	10,552
Legal fees	8,550
Other operating expenses	12,542
Total expenses	12,004,056
Net investment income	4,900,796

NET REALIZED GAIN ON INVESTMENTS	87,173,357

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	22,229,301
Net realized and unrealized gain on investments	109,402,658
Net increase in net assets resulting from operations	$114,303,454

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended March 31, 2012 and 2011

	2012	2011
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
Net investment income	$ 4,900,796	$ 2,950,180
Net realized gain on investments	87,173,357	128,134,901
Change in net unrealized
appreciation/depreciation on investments	22,229,301	146,655,517
Net increase in net assets
resulting from operations	114,303,454	277,740,598

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,337,261)	(1,007,074)
From net realized gain on investments	(115,161,091)	(127,128,136)
Total distributions	(121,498,352)	(128,135,210)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued
(710,727 and 465,394 shares, respectively)	32,438,003	20,572,053
Reinvestment of distributions
(2,555,125 and 2,849,978 shares, respectively)	113,181,975	119,054,011
Cost of shares redeemed
(2,764,363 and 2,953,788 shares, respectively)	(125,861,435)	(128,393,145)
Change in net assets derived
from capital share transactions	19,758,543	11,232,919
Total increase in net assets	12,563,645	160,838,307

NET ASSETS
Beginning of period	1,673,919,538	1,513,081,231
End of period (including accumulated
undistributed net investment income
of $503,058 and $1,940,988, respectively)	$1,686,483,183	$1,673,919,538

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

March 31, 2012

(1) Summary of Significant Accounting Policies —
Nicholas Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment
Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-
sized trading units, issuer analysis, bond market activity and various other factors.
Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
Directors. Variable rate demand notes are valued at cost, which approximates market value. U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Notes to Financial Statements (continued)

March 31, 2012

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$1,594,570,131
Level 2 –
Commercial Paper	90,090,017
Variable Rate Security	2,800,636
Level 3 –
None	—
Total	$1,687,460,784
(1) See Schedule of Investments for further detail by industry.

There were no significant transfers between levels during the year ended March 31,
2012 and the Fund did not hold any Level 3 investments during the year.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of
Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e) Distributions paid to shareholders are recorded on the ex-dividend date.
Distributions from net investment income are generally declared and paid at least semiannually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-
to-tax differences to reflect tax character. At March 31, 2012, reclassifications were

Notes to Financial Statements (continued)
March 31, 2012

recorded to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $1,465.

The tax character of distributions paid during the years ended March 31 was as follows:

	03/31/2012	03/31/2011
Distributions paid from:
Ordinary income	$10,343,956	$3,804,496
Long-term capital gain	111,154,396	124,330,714
Total distributions paid	$121,498,352	$128,135,210

As of March 31, 2012, investment cost for federal tax purposes was
$1,094,161,503 and the tax basis components of net assets were as follows:

Unrealized appreciation	$614,894,193
Unrealized depreciation	(21,594,912)
Net unrealized appreciation	593,299,281
Undistributed ordinary income	503,058
Accumulated undistributed
net realized capital gain	29,903,725
Paid in capital	1,069,702,968
Other temporary differences	(6,925,849)
Net assets	$1,686,483,183

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to holdings in partnership interests.

The Fund has not elected to defer any post-October losses.

As of March 31, 2012, the Fund had no tax deferral of wash loss sales.

As of March 31, 2012, the Fund has no capital loss carryforward.

On December 22, 2010, the Regulated Investment Company Modernization Act of
2010 (the “RIC Act”) was enacted. The RIC Act modernized several of the federal income and excise tax provisions related to regulated investment companies
(“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained. Prior to the RIC Act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with assets diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31. The provisions related to the RIC Act for qualification testing were effective for the March 31, 2011 taxable year. All other provisions under the RIC Act are effective for the March 31, 2012 taxable year.

Notes to Financial Statements (continued)
March 31, 2012

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2012. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended
March 31, 2012. At March 31, 2012, the fiscal years 2009 through 2012 remain open to examination in the Fund’s major tax jurisdictions.

(f) The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of March 31, 2012. There have been no significant subsequent events since March 31, 2012 that would require adjustment to or additional disclosure in these financial statements.

(i) In May 2011, the Financial Accounting Standards Board (“FASB”) issued
Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements” in U.S. Generally
Accepted Accounting Principles (“U.S. GAAP”) and International Financial
Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB ASC Topic 820,
“Fair Value Measurements and Disclosures,” to establish common requirements for measuring fair value and disclosing additional information about Level 3 fair value measurements in accordance with U.S. GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within these fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made

Notes to Financial Statements (continued)
March 31, 2012

at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $4,008 for the year ended March 31, 2012 for legal services rendered by this law firm.

(3) Investment Transactions —
For the year ended March 31, 2012, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $312,791,573 and $465,065,270, respectively.

(4) Transactions with Affiliates —
Following is a summary of fiscal 2012 transactions with “affiliated companies” as defined by the Investment Company Act of 1940:

		Share Activity
	Balance			Balance
Security Name	03/31/11	Purchases	Sales	03/31/12
Seneca Foods
Corporation – Class A	665,300	109,500	—	774,800

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Nicholas Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Nicholas Fund, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended prior to March 31, 2009 were audited by other auditors, whose report, dated May 28, 2008, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Fund, Inc. as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Milwaukee, Wisconsin
May 24, 2012

Historical Record
(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
July 14, 1969(1)	$6.59	$—		$—		—	$10,000
March 31, 1985	29.24	0.6420		1.5760		13.2 times	69,858
March 31, 1986	35.26	0.5750		0.6100		15.8	87,699
March 31, 1987	39.94	0.8820		0.1870		16.3	102,387
March 31, 1988	32.15	1.8400		4.0340		14.1	98,557
March 31, 1989	35.27	1.0250		0.4510		13.2	113,155
March 31, 1990	37.72	0.9240		1.0540		14.9	127,360
March 31, 1991	42.99	0.7900		0.2250		16.9	149,180
March 31, 1992	49.68	0.6790		0.8240		19.4	178,011
March 31, 1993	52.91	0.6790		2.0420		18.5	200,098
March 31, 1994	51.10	0.8175		1.0470		16.7	200,182
March 31, 1995	52.22	0.7070		3.3170		17.2	221,970
March 31, 1996	63.81	0.5650		4.0945		21.0	293,836
March 31, 1997	67.11	0.4179		5.3166		21.7	336,973
March 31, 1998	93.98	0.3616		5.8002		30.0	508,762
March 31, 1999	85.20	0.5880		8.2716		31.7	509,446
March 31, 2000	84.56	0.3114		5.9433		37.3	543,813
March 31, 2001	54.11	0.1900		19.2500		26.6	452,780
March 31, 2002	53.74	0.2360		—		23.8	451,627
March 31, 2003	40.37	0.1585		—		16.4	340,547
March 31, 2004	56.14	0.0905		—		19.4	474,406
March 31, 2005	60.05	0.0678		0.4100		19.4	511,476
March 31, 2006	61.49	0.2512		5.3194		18.4	574,151
March 31, 2007	57.85	0.8173		4.3310		16.6	588,783
March 31, 2008	45.03	0.2283		9.9501		17.4	550,664
March 31, 2009	27.71	0.1714		4.6096		12.1	376,093
March 31, 2010	44.00	0.0939		—		19.1	598,760
March 31, 2011	48.18	0.0297		3.7458		17.9	716,234
March 31, 2012	47.85	0.1844	(a)	3.3515	(b)	18.7	769,243

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid $0.0564 on June 8, 2011 to shareholders of record on June 7, 2011.
Paid $0.1280 on December 28, 2011 to shareholders of record on December 27, 2011.
(b)	Paid $1.6837 on June 8, 2011 to shareholders of record on June 7, 2011.
Paid $1.6678 on December 28, 2011 to shareholders of record on December 27, 2011.

Approval of Investment Advisory Contract

(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Semiannual Report dated September 30, 2011.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Directors and Officers of the Fund

(unaudited)

The following table sets forth the pertinent information about the Fund’s directors and officers as of March 31, 2012. Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee, WI 53202.

Number of
		Term of		Portfolios
	Positions	Office and	Principal	in Fund	Other
	Held	Length of	Occupations	Complex	Directorships
	With	Time	During Past	Overseen	Held
Name and Age	Fund	Served	5 Years	by Director	by Director
INTERESTED DIRECTOR
Albert O. Nicholas, 81(1),(3)	President,	(2), 43 years	Chief Executive Officer,	3	None
	Portfolio		and Chairman of the
	Manager and		Board, Nicholas
	Director		Company, Inc., the
Adviser to the Fund.
He is Portfolio Manager
of the Fund and
Co-Portfolio Manager of
Nicholas Equity Income
Fund, Inc.
DISINTERESTED DIRECTORS
Robert H. Bock, 80	Director	(2), 34 years	Private Investor,	5	None
Consultant, Dean
Emeritus of Business
Strategy and Ethics,
University of Wisconsin
School of Business,
1997 to present.
Jay H. Robertson, 60	Director	(2), 9 years	Private Investor,	6	None
April 2000 to present.
Chairman of the Board
of Robertson-Ryan and
Associates, Inc., an
insurance brokerage firm
from 1993 to March 2000.
OFFICERS
David L. Johnson, 70(3)	Executive	Annual,	Executive Vice President,
	Vice	32 years	Nicholas Company, Inc.,
	President		the Adviser to the Fund.
Jeffrey T. May, 55	Senior Vice	Annual,	Executive Vice President,
	President,	19 years	Chief Financial Officer and
	Treasurer,		Chief Compliance Officer,
	Secretary		Nicholas Company, Inc.,
	and Chief		the Adviser to the Fund.
	Compliance		He is Portfolio Manager
	Officer		of Nicholas Money
Market Fund, Inc.

Directors and Officers of the Fund (continued)

(unaudited)

Number of
		Term of		Portfolios
	Positions	Office and	Principal	in Fund	Other
	Held	Length of	Occupations	Complex	Directorships
	With	Time	During Past	Overseen	Held
Name and Age	Fund	Served	5 Years	by Director	by Director
David O. Nicholas, 50(3)	Senior Vice	Annual,	Chief Investment Officer
	President	23 years	and Director, Nicholas
	and		Company, Inc., the
	Associate		Adviser to the Fund.
	Portfolio		He is Portfolio Manager
	Manager		of Nicholas II, Inc. and
Nicholas Limited
Edition, Inc. He is
Associate Portfolio
Manager of the Fund.
He formerly was
Co-Portfolio Manager of
Nicholas High Income
Fund, Inc., and Nicholas
Equity Income Fund, Inc.
Lynn S. Nicholas, 55(3)	Senior Vice	Annual,	Senior Vice President,
	President	26 years	Nicholas Company, Inc.,
the Adviser to the Fund.
Lawrence J. Pavelec, 53	Senior Vice	Annual,	Senior Vice President,
	President	7 years	Nicholas Company, Inc.,
the Adviser to the Fund.
He has been Portfolio
Manager of Nicholas High
Income Fund, Inc. since
April 2008. He served as
Co-Portfolio Manager from
April 2003 until April 2008.
Candace L. Lesak, 54	Vice	Annual,	Employee, Nicholas
	President	26 years	Company, Inc., the
Adviser to the Fund.

(1)

Albert O. Nicholas is the only director of the Fund who is an “interested person” of the Fund, as that term is defined in the 1940 Act. Mr. Nicholas is Chief Executive Officer and a Director of the Adviser and owns 97% of the outstanding voting securities of the Adviser.

(2)	Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)	David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O. Nicholas. David L. Johnson is a brother-in-law of Albert O. Nicholas.

The Fund’s Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-544-6547 (toll-free) or 414-276-0535.

Privacy Policy

(unaudited)

     Nicholas Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan — An Update

(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas Fund
$1,000 initial investment on	07/14/69	*	03/31/02
Number of years investing $100 each month
following the date of initial investment	42.7		10
Total cash invested	$52,300		$13,000
Total dividend and capital gain distributions reinvested	$1,145,018		$6,604
Total full shares owned at 03/31/12	24,530		411
Total market value at 03/31/12	$1,173,808		$19,702

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

*	Date of Initial Public Offering.

Nicholas Funds Services Offered

(unaudited)

IRAs
• Traditional	• SIMPLE
• Roth	• SEP
Coverdell Education Accounts
Profit Sharing Plan
Automatic Investment Plan
Direct Deposit of Dividend and Capital Gain Distributions
Systematic Withdrawal Plan with Direct Deposit
Monthly Automatic Exchange between Funds
Telephone Redemption
Telephone Exchange
24-hour Automated Account Information (800-544-6547)
24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers

ALBERT O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

DAVID O. NICHOLAS, Senior Vice President

LYNN S. NICHOLAS, Senior Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

I. Covered Officers/Purpose of the Code

     The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; * full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

*	compliance with applicable laws and governmental rules and regulations;
*	the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
* accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company; * not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company; * not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

*	report, at least annually:
*	officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

*	Positions as a trustee, executor or other fiduciary;
*	Ownership interest in any broker-dealer or bank;
*	Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas

Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

     There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

*	service as a director on the board of any public company;
*	the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety; * any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof; * a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
*	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations; * each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and * it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

*	annually thereafter affirm to the Board that he has complied with the requirements of the Code;
*	not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

     Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him; * if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action; * any matter that the officer making the investigation believes is a violation will be reported to the independent directors; * if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

*	the independent directors will be responsible for granting waivers, as appropriate; and
*	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

     Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Affirmed: November 1, 2011

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	David O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that no member of the Board of Directors is an audit committee financial expert as that term is defined for purposes of this item. The Fund's Board of Directors routinely holds its meetings with the other six funds in the Nicholas complex, there is substantial overlap in the boards of each of those funds, auditors for funds in the Nicholas complex make presentations jointly to the boards of the funds which they audit and three of those funds have the same auditor as the Fund. The boards of directors of five of those other funds have determined that one of their members meets the definition of an audit committee financial expert; however, that person is not a director of the Fund. The Fund believes that the joint meetings and presentations with the other funds in the Nicholas complex and the availability and presence of the board member of other funds in the Nicholas complex who is an audit committee financial expert gives the Fund some of the benefit of having a board member who meets the definition of an audit committee financial expert. The Fund can call upon this person from time to time should circumstances warrant. The independent members of the Fund's Board of Directors are considering the possibility of adding that person as an independent director of the Fund and adding other independent directors; however, under present SEC rules, such additions may require that the Fund hold a meeting of the shareholders. Current SEC proposals, if adopted, may change the required percentage of independent directors for mutual funds. The Board of Directors of the Fund believes that it is not in the best interest of the Fund to hold a shareholder meeting until after such SEC proposals are finalized, at which time the Board can more easily evaluate the resulting requirements, the methods which will then be available to satisfy those requirements and the benefit to the Fund of holding a shareholder meeting.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $23,400 in 2012 and $22,750 in 2011.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,800 in 2012 and $3,600 in 2011. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were approximately $15,500 in 2011 and $15,000 in 2010. These services were for the audit of the investment adviser for the adviser's fiscal years ended 10/31/2011 and 10/31/2010, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The Fund's Board of Directors meets with the Auditors and management to review and authorize the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A
(c)	N/A
(d)	N/A
(f)	No disclosures are required by this Item 4(f).
(g)	There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h) No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/25/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/25/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/25/2012